GAIN FROM DEREGISTRATION OF SUBSIDIARIES (Details) ¥ in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2019 CNY (¥)
GAIN FROM DEREGISTRATION OF SUBSIDIARIES
Gain from deregistration of subsidiaries	$ 10	¥ 70	$ 584	¥ 3,967	¥ 1,279